Derivatives_Carrying amounts of hedged item and amount of hedge adjustments due to hedge accounting (Details)	6 Months Ended
	Jun. 30, 2018 KRW (₩)
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	₩ 0
Hedged item, liabilities	3,150,145,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 60,732,000,000
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 66,455,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	0
Hedged item, liabilities	558,258,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (21,725,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(1,665,000,000)	[1]
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	0
Hedged item, liabilities	166,229,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (505,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	₩ (3,770,000,000)	[1]

[1]	Amount after tax deduction